SCHEDULE III - Supplementary Insurance Information Supplementary Insurance Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	$ 1,961	$ 1,687	$ 1,544
Future policy benefits, losses, claims, and loss expenses	39,057	34,389	30,359
Unearned premiums	23,858	20,134	17,294
Other policy claims and benefits payable	0	0	0
Premium revenue	70,799	58,665	49,241
Net investment income	2,803	1,866	1,236
Benefits, claims, losses, and settlement expenses	49,060	45,655	38,123
Amortization of deferred policy acquisition costs	5,383	4,665	3,917
Other operating expenses	9,462	6,242	5,859
Net premiums written	74,424	61,550	51,081
Personal Lines Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	60,091	48,765	40,150
Benefits, claims, losses, and settlement expenses	41,443	37,749	31,572
Amortization of deferred policy acquisition costs	4,360	3,660	3,003
Other operating expenses	8,341	5,211	4,904
Net premiums written	63,470	51,412	41,680
Commercial Lines Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	10,707	9,899	9,088
Benefits, claims, losses, and settlement expenses	7,610	7,900	6,545
Amortization of deferred policy acquisition costs	1,023	1,005	913
Other operating expenses	1,109	1,020	948
Net premiums written	10,953	10,138	9,399
Other Indemnity
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	1	1	3
Benefits, claims, losses, and settlement expenses	7	6	6
Amortization of deferred policy acquisition costs	0	0	1
Other operating expenses	12	11	7
Net premiums written	$ 1	$ 0	$ 2